Significant Accounting Policies - Narrative (Details) shares in Millions, person in Millions, patient in Millions, memeber in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) clinic memeber store state person patient shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($) clinic memeber store Segment state person patient shares	Dec. 31, 2017 USD ($) store shares	Dec. 31, 2016 USD ($) payment	Dec. 31, 2014	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pre TCJA Effective Tax Rate					0.35
TCJA Effective Tax Rate				21.00%
Number of stores (more than) | store	9,900		9,900
Number of walk-in medical clinics | clinic	1,100		1,100
Number of plan members | memeber	92		92
Number of patients served per year | patient	1		1
Number of people served | person	38		38
Number of reportable segments | Segment			4
Restricted cash (included in other assets)	$ 230,000,000		$ 230,000,000	$ 190,000,000	$ 149,000,000
Restricted cash (included in other current assets)	6,000,000		6,000,000	14,000,000	0
Deferred acquisition costs	$ 22,000,000		22,000,000
Depreciation			1,700,000,000	1,700,000,000	1,700,000,000
Impairment of intangible assets, finite-lived			0	0	0
Impairment of intangible assets, indefinite-lived			0	0	0
Assumed interest rates on long-duration group life and long-term care contracts	5.10%
Add: Premium deficiency reserve	$ 16,000,000		16,000,000
Policyholder funds	2,100,000,000		2,100,000,000
Self insurance liabilities	865,000,000		865,000,000	$ 696,000,000
Number of stores closed | store				71
Restructuring charges				$ 215,000,000
Operating lease obligation, long-term portion	269,000,000		$ 269,000,000	306,000,000
Noncontrolling interest, ownership percentage		73.00%
Purchase of noncontrolling interest					39,000,000
Pharmacy rebate period			30 days
Health insurer fee			$ 157,000,000	0	56,000,000
Expected future health insurer fee			0
Advertising costs			364,000,000	230,000,000	$ 216,000,000
Remeasured DTA under TCJA	$ 100,000,000		$ 100,000,000	$ 1,500,000,000
Common stock, shares held in trust | shares	1		1	1
VIE, ownership percentage						50.00%
Number of quarterly payments from VIE | payment					39
Proceeds from VIE			$ 183,000,000	$ 183,000,000	$ 163,000,000
Expenses from transactions with related party			45,000,000	35,000,000	39,000,000
Other revenues from transactions with related party			135,000,000	139,000,000	$ 140,000,000
Adoption of new accounting standards (Note 1)	$ 13,000,000		13,000,000
Assets	196,456,000,000		196,456,000,000	95,131,000,000
Total liabilities	$ 137,913,000,000		$ 137,913,000,000	$ 57,436,000,000
Heartland Healthcare Services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of states in which entity operates | state	4		4
Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of new accounting standards (Note 1)	$ 7,000,000		$ 7,000,000					$ 7,000,000	$ 0	$ 0
Pharmacy and clinic businesses of Target
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Consideration transferred in acquisition		$ 1,900,000,000
Contingent consideration from acquisition		$ 60,000,000
Contingent consideration period from acquisition		3 years
Other Insurance Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability for unpaid claims	816,000,000		816,000,000
Future policy benefits	536,000,000		536,000,000
Other Long-Term Insurance Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability for unpaid claims	1,900,000,000		1,900,000,000
Future policy benefits	$ 6,200,000,000		$ 6,200,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period after date of service a claim is paid			6 months
Assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	3.50%
Interest rate for pension and annuity investment contracts	3.50%
Share-based compensation arrangement, requisite service period			3 years
Minimum | Building, building improvements and leasehold improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property plant and equipment			5 years
Minimum | Fixtures, equipment and internally developed software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property plant and equipment			3 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period after date of service a claim is paid			48 months
Assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%
Interest rate for pension and annuity investment contracts	13.40%
Share-based compensation arrangement, requisite service period			5 years
Maximum | Building, building improvements and leasehold improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property plant and equipment			40 years
Maximum | Fixtures, equipment and internally developed software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life of property plant and equipment			10 years
Retail/LTC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of stores (more than) | store	9,900		9,900
Subsequent Event | ASU 2016-02 | Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets							$ 20,000,000,000
Total liabilities							$ 20,000,000,000